LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace & Defense - 2.6%
Honeywell International, Inc.	7,000	$1,337,840

Banks - 1.8%
Cullen/Frost Bankers, Inc.	4,000	421,360
Zions Bancorp N.A.	17,500	523,775
		945,135
Beverages - 5.7%
Keurig Dr Pepper, Inc.	27,500	970,200
PepsiCo, Inc.	11,000	2,005,300
		2,975,500
Biotechnology - 1.2%
Neogen Corp. (a)	32,500	601,900

Broadline Retail - 1.6%
Amazon.com, Inc. (a)	8,000	826,320

Chemicals - 9.9%
Air Products & Chemicals, Inc.	4,000	1,148,840
Corteva, Inc.	20,000	1,206,200
DuPont de Nemours, Inc.	12,000	861,240
Ecolab, Inc.	5,000	827,650
The Sherwin-Williams Co.	5,000	1,123,850
		5,167,780
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	2,000	710,120

Consumer Finance - 2.4%
American Express Company	7,500	1,237,125

Electronic Equipment, Instruments & Components - 4.4%
Teledyne Technologies, Inc. (a)	2,500	1,118,400
Trimble, Inc. (a)	22,500	1,179,450
		2,297,850
Financial Services - 0.8%
PayPal Holdings, Inc. (a)	5,700	432,858

Food Products - 2.2%
The Kraft Heinz Company	30,000	1,160,100

Health Care Equipment & Supplies - 3.4%
Alcon, Inc. (b)	2,500	176,350
Stryker Corp.	5,500	1,570,085
		1,746,435
Machinery - 4.5%
Chart Industries, Inc. (a)	6,500	815,100
Illinois Tool Works Inc.	2,500	608,625
Xylem, Inc.	9,000	942,300
		2,366,025
Marine Transportation - 2.2%
Kirby Corp. (a)	16,500	1,150,050

Media & Entertainment - 4.0%
Alphabet, Inc. - Class A (a)	20,000	2,074,600

Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	6,500	1,060,540
Devon Energy Corp.	28,000	1,417,080
Diamondback Energy Inc.	5,000	675,850
Kinder Morgan, Inc.	60,000	1,050,600
Pioneer Natural Resources Co.	6,500	1,327,560
		5,531,630
Pharmaceuticals - 3.2%
Zoetis, Inc.	10,000	1,664,400

Professional Services - 4.8%
Broadridge Financial Solutions, Inc.	5,500	806,135
Dun & Bradstreet Holdings, Inc.	45,000	528,300
Verisk Analytics, Inc.	6,000	1,151,160
		2,485,595
IT Services - 1.9%
Akamai Technologies, Inc. (a)	12,500	978,750

Software - 13.8%
Adobe, Inc. (a)	3,700	1,425,869
Microsoft Corp.	7,500	2,162,250
Oracle Corp.	20,000	1,858,400
Roper Technologies, Inc.	4,000	1,762,760
		7,209,279
Specialty Retail - 7.2%
Academy Sports & Outdoors, Inc.	22,500	1,468,125
The Home Depot, Inc.	4,000	1,180,480
Leslie's, Inc. (a)	60,000	660,600
Petco Health & Wellness Co, Inc. (a)	50,000	450,000
		3,759,205
Technology, Hardware, Storage & Peripherals - 3.8%
Apple Inc.	12,000	1,978,800

Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	15,000	646,650

TOTAL COMMON STOCKS
(Cost $26,575,821)		49,283,947

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
Fidelity Investments Money Market Government Portfolio - Class I, 4.71% (c)	507,215	507,215
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74% (c)	1,538,470	1,538,470
MSILF Government Portfolio, 4.74% (c)	1,538,471	1,538,471
		3,584,156
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,584,156)		3,584,156

Total Investments - 101.5%		52,868,103
(Cost $30,159,977)
Liabilities in Excess of Other Assets - (1.5)%		(765,859)
TOTAL NET ASSETS - 100.0%		$52,102,244

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM AQUINAS CATHOLIC EQUITY FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Information Technology	23.9%
Industrials	14.1%
Materials	11.3%
Energy	10.6%
Consumer Discretionary	10.1%
Consumer Staples	7.9%
Health Care	7.7%
Money Market Funds	6.9%
Financials	5.0%
Communication Services	4.0%
Liabilities in excess of other assets	-1.5%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,283,947	$–	$–	$49,283,947
Short-Term Investments	3,584,156	–	–	3,584,156
Total Investments	$52,868,103	$–	$–	$52,868,103